UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2007
Date of reporting period: April 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

The Asia Tigers Fund, Inc.
June 25, 2007

Dear Fund Shareholder,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the “Fund”) for the six months ended April 30, 2007.

The Fund’s net asset value (“NAV”) closed at $23.44 on April 30, 2007, representing an increase of 22.0% for the six month period. The Fund outperformed its benchmark, the MSCI AC Asia Free ex-Japan*, which rose 17.4% during the same six month period.

Asian equity markets continued to move broadly higher during the Fund’s first-half fiscal year, interrupted only briefly by a 10% sell-off in early March that was more than recouped during the next seven weeks. In our opinion, Asia continues to be in a bull market trend, fueled by many of the same factors driving the region’s outperformance over the past few years, i.e., a low interest rate and inflation environment, the twin growth engines of China and India and double-digit corporate earnings growth. In addition to solid fundamentals, ample global liquidity has also led to (for now at least) a sustained investor appetite for risk. The result has been a general price to earnings ratio re-rating for almost all emerging markets, including Asia ex-Japan, vis-à-vis developed markets.

After four consecutive years of gains, investors may start to ask when the bull market will end, or more precisely, what might be the catalyst. Over the past year, Asia’s market sell-offs have generally had U.S. origins, caused by heightened fears over either escalating inflation or recession in the region’s most important export market. Clearly, both of these concerns may yet materialize. Nevertheless, given that we remain sanguine about the U.S. economic outlook, we believe the main risk to Asian equities probably resides in Asia itself, or more specifically China, where a significant policy mistake or a sharp correction in the frothy A-share market could result in a broad-based sell-off that would take some time to recover from.

We believe the odds of such an event are probably quite low, though it is a scenario that requires close monitoring. Overall however, with Asia’s fundamental, secular growth story fully intact and underlying valuations at a quite reasonable 14x twelve months forward price to earnings ratio relative to 16% earnings per share growth, we remain generally positive on the region’s prospects for the remainder of the year**.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to visit our website at www.blackstone.com or call our toll-free number, 1-866-800-8933.

Sincerely,

Prakash A. Melwani
Director and President
The Asia Tigers Fund, Inc.

 *  Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

**  Source: FactSet Research Systems Inc., Institutional Brokers’ Estimate System (IBES)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE ASIA TIGERS FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time (“Offers”). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note E to the Financial Statements.)

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments

COMMON STOCKS (99.20% of net assets)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China	17.74%
	Advertising Sales	0.44%
13,800	Focus Media Holding, Ltd. ADR+		$398,799	$510,600

	Athletic Footwear	0.66%
322,000	China Hongxing Sports Ltd.		431,078	762,782

	Chemicals – Fibers	0.49%
595,000	China Sky Chemical Fibre Co. Ltd.		502,307	567,711

	Commercial Banks – Non-US	2.12%
210,000	China CITIC Bank+		159,077	176,404
1,596,000	China Construction Bank		850,141	975,404
525,500	China Merchants Bank Co., Ltd., 144A		648,722	1,294,056

			1,657,940	2,445,864

	Food – Meat Products	0.59%
532,500	People’s Food Holdings, Ltd.		317,435	686,780

	Food – Miscellaneous/Diversified	0.44%
402,000	Synear Food Holdings Ltd.		518,439	505,244

	Gold Mining	0.48%
947,500	Zijin Mining Group Co., Ltd.		493,186	557,264

	Life/Health Insurance	0.98%
360,000	China Life Insurance Co., Ltd.		548,386	1,125,396

	Machinery – General Industry	1.24%
976,000	Haitian International Holdings, Ltd.+		559,086	643,907
1,886,000	Shanghai Prime Machinery Co., Ltd.		655,482	793,344

			1,214,568	1,437,251

	Machinery – Material Handling	1.64%
1,115,600	Shanghai Zhenhua Port Machinery Co., Class B		538,097	1,887,595

	Non-Ferrous Metals	0.60%
1,140,000	Hunan Non-Ferrous Metal Corp., Ltd., 144A		311,981	696,717

	Oil Companies – Integrated	1.52%
10,299	China Petroleum and Chemical Corp. ADR		431,156	898,176
756,000	Petrochina Co., Ltd.		753,958	861,238

			1,185,114	1,759,414

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China (continued)
	Real Estate – Operations & Development	3.11%
947,603	China Vanke Co., Ltd., Class B		$223,254	$2,179,623
629,700	Jiangsu Xincheng Real Estate Co., Ltd., Class B		510,807	1,410,528

			734,061	$3,590,151

	Retail – Regional Department Store	0.71%
1,208,000	Golden Eagle Retail Group, Ltd.		603,467	813,957

	Shipbuilding	1.71%
566,000	Guangzhou Shipyard International Co., Ltd.+		479,551	1,968,381

	Telecommunications Equipment	0.57%
217,000	Foxconn International Holdings, Ltd.+		145,515	657,555

	Transport – Services	0.44%
1,084,000	Guangdong Nan Yue Logistics Co., Ltd.		498,523	510,036

	Total China		10,578,447	20,482,698

	Hong Kong	15.55%
	Apparel Manufacturers	1.92%
156,000	Esprit Holdings, Ltd.		219,698	1,904,810
111,500	Ports Design, Ltd.		201,204	313,633

			420,902	2,218,443

	Cellular Telecommunications	3.00%
379,600	China Mobile, Ltd.		1,300,184	3,467,786

	Commercial Banks – Non-US	0.66%
88,402	Dah Sing Financial Holdings, Ltd.		499,745	757,853

	Diversified Operations	0.74%
88,381	Hutchison Whampoa, Ltd.		419,142	855,983

	Electric – Generation	1.34%
864,000	China Resources Power Holdings Co., Ltd.		478,981	1,542,137

	Electronic Components – Miscellaneous	0.38%
466,000	AAC Acoustic Technology Holdings, Inc.+		462,596	438,518

	Finance – Other Services	0.82%
98,000	Hong Kong Exchanges & Clearing, Ltd.		214,561	944,133

	Food – Wholesale/Distribution	0.30%
1,600,000	Heng Tai Consumables Group, Ltd.		363,615	345,725

	Hotels & Motels	0.49%
6,470,000	Regal Hotels International Holdings, Ltd.		450,068	562,519

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong (continued)
	Machinery – General Industry	0.40%
596,000	Fongs’ Industries Co., Ltd.		$498,763	$461,026

	Oil Companies – Exploration & Production	0.83%
11,250	CNOOC, Ltd. ADR		557,593	962,663

	Real Estate – Operations & Development	2.86%
104,700	Cheung Kong Holdings, Ltd.		845,018	1,365,434
272,000	Hopewell Holdings, Ltd.		299,503	1,201,547
2,488,261	Shanghai Real Estate, Ltd.		549,365	738,087

			1,693,886	3,305,068

	Retail – Restaurants	0.52%
330,000	Cafe De Coral Holdings, Ltd.		297,250	603,356

	Textile – Products	0.61%
1,634,488	Victory City International Holdings, Ltd.		525,318	704,264

	Transport – Services	0.68%
278,000	Integrated Distribution Services Group, Ltd.		506,378	781,972

	Total Hong Kong		8,688,982	17,951,446

	India	8.54%
	Applications Software	2.14%
49,552	Infosys Technologies, Ltd.		518,785	2,465,389

	Commercial Banks – Non-US	1.09%
58,980	Punjab National Bank, Ltd.		490,396	720,819
20,015	State Bank of India		82,268	537,062

			572,664	1,257,881

	Medical – Drugs	0.41%
47,250	Venus Remedies, Ltd.		501,110	479,612

	Oil Companies – Exploration & Production	0.52%
27,225	Oil and Natural Gas Corp., Ltd.		429,122	602,731

	Oil Refining & Marketing	1.26%
38,454	Reliance Industries, Ltd.		180,517	1,456,472

	Power Conversion & Supply Equipment	1.92%
26,024	Bharat Heavy Electricals, Ltd.		263,730	1,571,454
81,150	Indo Tech Transformers, Ltd.		568,775	640,393

			832,505	2,211,847

	Shipbuilding	0.57%
69,350	ABG Shipyard, Ltd.		559,414	659,743

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	India (continued)
	Telecommunications Services	0.63%
62,910	Reliance Communications, Ltd.+		$377,962	$728,681

	Total India		3,972,079	9,862,356

	Indonesia	3.28%
	Coal	0.46%
3,540,500	PT Bumi Resources TBK		460,360	537,916

	Commercial Banks – Non-US	0.64%
1,258,830	PT Bank Central Asia TBK		333,342	734,537

	Metal Processors & Fabrication	0.67%
29,500,000	PT Bakrie and Brothers TBK+		500,647	779,478

	Telecommunications Services	0.93%
925,500	PT Telekomunikasi Indonesia TBK		450,957	1,069,883

	Transportation – Marine	0.58%
3,001,000	PT Berlian Laju Tanker TBK		539,551	669,055

	Total Indonesia		2,284,857	3,790,869

	Malaysia	5.56%
	Agricultural Operations	0.91%
141,700	IOI Corp. BHD		238,665	1,045,566

	Casino Hotels	0.93%
1,133,500	Resorts World BHD		602,397	1,079,839

	Commercial Banks – Non-US	1.00%
365,400	Bumiputra – Commerce Holdings BHD		457,078	1,153,220

	Metal Processors & Fabrication	0.93%
259,600	KNM Group BHD		551,769	1,069,655

	Office Supplies & Forms	0.47%
383,400	Pelikan International Corp. BHD		445,581	548,995

	Real Estate – Operations & Development	0.56%
779,100	IGB Corp. BHD		501,233	648,871

	Rubber and Vinyl	0.76%
330,580	Top Glove Corp. BHD		582,070	874,269

	Total Malaysia		3,378,793	6,420,415

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Pakistan	0.21%
	Commercial Banks – Non-US	0.21%
59,800	National Bank of Pakistan		$254,572	$245,383

	Total Pakistan		254,572	245,383

	Singapore	14.85%
	Commercial Banks – Non-US	1.32%
109,100	DBS Group Holdings, Ltd.		699,870	1,529,137

	Computers – Integrated Systems	0.55%
546,000	CSE Global, Ltd.		517,403	632,335

	Diversified Operations	1.10%
90,000	Keppel Corp., Ltd.		649,687	1,267,356

	Electronic Components – Semiconductors	0.57%
1,120,000	United Test and Assembly Center, Ltd.+		707,501	659,604

	Food – Confectionary	1.41%
808,000	Want Want Holdings, Ltd.		820,096	1,624,080

	Food – Wholesale/Distribution	1.11%
618,000	Olam International, Ltd.		602,366	1,285,043

	Oil Field Machinery & Equipment	0.79%
444,000	KS Energy Services, Ltd.		561,409	911,548

	Real Estate – Operations & Development	1.80%
245,500	Keppel Land, Ltd.		179,271	1,429,674
410,000	Yanlord Land Group Ltd.		555,626	642,100

			734,897	2,071,774

	Schools	0.64%
20,333	Hartford Education Corp., Ltd.		4,016	7,760
488,000	Raffles Education Corp., Ltd.		397,612	732,145

			401,628	739,905

	Telecommunications Services	0.87%
457,840	Singapore Telecommunications, Ltd.		615,592	1,000,216

	Transportation – Marine	4.20%
927,000	Cosco Corp. (Singapore) Ltd.		559,046	1,726,269
742,000	Ezra Holdings, Ltd.		388,967	3,124,827

			948,013	4,851,096

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER			PERCENT OF
OF SHARES		SECURITY	NET ASSETS	COST	VALUE

		Singapore (continued)
		Water Treatment Systems	0.49%
250,000		Sino-Environment Technology Group, Ltd.+		$506,993	$569,191

		Total Singapore		7,765,455	17,141,285

		South Korea	20.82%
		Auto – Cars & Light Trucks	0.64%
11,640		Hyundai Motor Co.		504,126	741,808

		Building & Construction – Miscellaneous	1.73%
18,030		GS Engineering & Construction Corp.		403,459	1,803,969
6,500		Kumho Industrial Co., Ltd.		207,541	192,101

				611,000	1,996,070

		Cellular Telecommunications	0.70%
3,851		SK Telecom Co., Ltd.		698,091	813,242

		Circuits	0.00%
—	*	Core Logic, Inc.		3	2

		Commercial Banks – Non-US	2.15%
27,701		Kookmin Bank		886,609	2,485,796

		Diversified Financial Services	2.57%
13,920		Korea Investment Holdings Co., Ltd.		487,195	830,263
37,520		Shinhan Financial Group Co., Ltd.		585,202	2,133,056

				1,072,397	2,963,319

		Electronic Components – Semiconductors	5.71%
10,682		Samsung Electronics Co., Ltd.		2,955,287	6,589,434

		Machinery – General Industry	0.53%
18,900		Doosan Infracore Co., Ltd.		499,364	606,303

		Non-Ferrous Metals	1.08%
8,180		Korea Zinc Co., Ltd.		291,771	1,252,713

		Property & Casualty Insurance	0.75%
51,330		LIG Non-Life Insurance Co., Ltd.		296,637	868,831

		Retail – Discount	1.18%
1,990		Shinsegae Co., Ltd.		558,276	1,360,172

		Shipbuilding	1.32%
46,090		Samsung Heavy Industries Co., Ltd.		602,185	1,520,648

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	South Korea (continued)
	Steel – Producers	2.46%
5,625	POSCO		$710,822	$2,378,761
4,350	POSCO ADR		123,672	455,619

			834,494	2,834,380

	Total South Korea		9,810,240	24,032,718

	Taiwan	10.13%
	Athletic Equipment	0.75%
125,775	Johnson Health Tech Co., Ltd.		522,054	868,312

	Computers	1.26%
296,479	Advantech Co., Ltd.+		370,817	876,565
1	Compal Electronics, Inc.		1	1
38,400	High Tech Computer Corp.		487,388	576,308

			858,206	1,452,874

	Electronic Components – Miscellaneous	2.85%
199,100	Asustek Computer, Inc.		560,356	456,582
426,674	Hon Hai Precision Industry Co., Ltd.		1,030,503	2,836,766

			1,590,859	3,293,348

	Electronic Components – Semiconductors	0.27%
25,000	MediaTek, Inc.		292,147	313,668

	Entertainment Software	0.47%
58,000	International Games System Co., Ltd		502,312	543,170

	Life/Health Insurance	0.55%
311,000	Cathay Financial Holding Co., Ltd.		649,497	632,913

	Semiconductor Components – Integrated Circuits	3.98%
863,583	Advanced Semiconductor Engineering, Inc.+		620,026	997,972
87,087	Novatek Microelectronics Corp., Ltd.		413,021	431,312
1,531,666	Taiwan Semiconductor Manufacturing Co., Ltd.		2,434,054	3,158,453

			3,467,101	4,587,737

	Total Taiwan		7,882,176	11,692,022

	Thailand	2.52%
	Building Products – Cement & Aggregation	0.46%
77,420	Siam Cement PCL		423,667	529,862

	Commercial Banks – Non-US	0.05%
30,500	Siam Commercial Bank PCL		41,328	57,009

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Thailand (continued)
	Oil Companies – Exploration & Production	0.73%
313,300	PTT Exploration & Production PCL		$508,510	$846,879

	Oil Refining & Marketing	0.50%
303,200	Thai Oil PCL		509,471	571,088

	Real Estate – Operations & Development	0.78%
1,175,900	Central Pattana PCL		538,566	904,539

	Total Thailand		2,021,542	2,909,377

	TOTAL COMMON STOCKS		56,637,143	114,528,569

PREFERRED STOCK (0.68% of holdings)
	Thailand	0.68%
	Commercial Banks – Non-US	0.68%
413,705	Siam Commercial Bank PCL – 5.25% Preferred		140,991	782,203

	Total Thailand		140,991	782,203

	TOTAL PREFERRED STOCK		140,991	782,203

	TOTAL STOCK INVESTMENTS		$56,778,134	$115,310,772

REPURCHASE AGREEMENT (0.80% of net assets)
PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	NET ASSETS	COST	VALUE

	United States	0.80%
	Commercial Banks	0.80%
$921,963	State Street Bank, 1.50% dated 04/30/07, due 05/01/07, proceeds at maturity $922,001 (Collateralized by $890,000 FNMA, 6%, due 05/15/08, Market Value $922,541)		$921,963	$921,963
	Total United States		921,963	921,963

	TOTAL REPURCHASE AGREEMENT		921,963	921,963

	TOTAL INVESTMENTS	100.68%	$57,700,097	116,232,735

	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.68)%		(785,116)

	NET ASSETS	100.00%		$115,447,619

This Schedule of Investments reflects each company’s country of domicile. The companies may also be subject to the risks of other countries.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Schedule of Investments (concluded)

Footnotes and Abbreviations

ADR	American Depository Receipt
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $1,990,773.

*	Less than one share
+	Non-Income producing security
++	As of April 30, 2007, the aggregate cost for federal income tax purposes was $57,944,887. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$58,595,132
Excess of tax cost over value	(307,284)

$58,287,848

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Statement of Assets and Liabilities

ASSETS
Investments, at value (Cost $57,700,097)	$116,232,735
Cash (including $359,889 of foreign currency holdings with a cost of $359,869)	360,047
Receivables:
Securities sold	244,269
Dividends	108,239
Prepaid expenses	124,223

Total Assets	117,069,513

LIABILITIES
Payable for securities purchased	517,412
Due to Investment Manager	98,704
Due to Administrator	19,741
Due to Directors	5,048
Accrued expenses	218,696
Deferred foreign withholding taxes payable	762,293

Total Liabilities	1,621,894

Net Assets	$115,447,619

NET ASSET VALUE PER SHARE ($115,447,619/4,925,676 shares issued and outstanding)	$23.44

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued (100,000,000 shares authorized)	$20,515
Paid-in capital	218,086,110
Cost of 15,589,308 shares repurchased	(148,802,621)
Accumulated net investment loss	(388,810)
Accumulated net realized loss on investments	(11,238,772)
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies (net of deferred foreign withholding taxes of $762,293)	57,771,197

$115,447,619

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Operations
For the Six Months Ended
April 30, 2007
(Unaudited)

Investment Income
Dividends (net of taxes withheld of $71,418)		$671,182
Interest		10,454

Total Investment Income		681,636

Expenses
Management fees	528,969
Legal fees	141,116
Administration fees	105,794
Custodian fees	69,189
Printing	68,591
Audit and tax fees	67,031
Insurance	27,019
Directors’ fees	16,355
Transfer agent fees	14,530
NYSE fees	10,654
ICI fees	1,570
Miscellaneous	19,628

Total Expenses		1,070,446

Net Investment Loss		(388,810)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currencies:
Net realized gain (loss) from:
Security transactions (net of capital gains tax of $58,066)		4,256,380
Foreign currency related transactions		(35,773)

		4,220,607
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies (net of increase in deferred foreign withholding taxes of $66,805)		17,072,084

Net realized and unrealized gain on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies		21,292,691

Net increase in net assets resulting from operations		$20,903,881

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2007	Ended
	(Unaudited)	October 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(388,810)	$(3,255)
Net realized gain on investments and foreign currency related transactions	4,220,607	13,265,743
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies	17,072,084	18,556,371

Net increase in net assets resulting from operations	20,903,881	31,818,859

Capital Share Transactions
Shares repurchased under Repurchase Offers (19,251 and 767,564 shares, respectively) (net of repurchase fees of $8,236 and $271,885 respectively) (including expenses of $52,440 and $258,087 respectively)	(455,983)	(13,580,170)

Net decrease in net assets resulting from capital share transactions	(455,983)	(13,580,170)

Total increase in net assets	20,447,898	18,238,689

NET ASSETS
Beginning of period	94,999,721	76,761,032

End of period	$115,447,619	$94,999,721

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights

For a Share Outstanding throughout Each Period

	For the
	Six Months
	Ended	For the Year	For the Year	For the Year	For the Year	For the Year
	Apr. 30, 2007	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002

Per Share Operating Performance
Net asset value, beginning of period	$19.21	$13.44	$10.98	$10.62	$7.65	$6.89

Net investment income[1]	(0.08)	—	0.06	0.07	0.05	0.01
Net realized and unrealized gains on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currencies[2]	4.32	5.77	2.38	0.35	2.87	0.60

Net increase from investment operations	4.24	5.77	2.44	0.42	2.92	0.61

Less dividends and distributions:
Dividends from net investment income	—	—	—	(0.07)	—	—

Total dividends and distributions	—	—	—	(0.07)	—	—

Capital share transactions
Anti-dilutive effect of Tender Offer	—	—	—	—	—	0.14
Anti-dilutive effect of Repurchase Offer	(0.01)	—	0.02	0.01	0.05	0.01
Anti-dilutive effect of Share Repurchase Program	—	—	—	—	—	— [4]

Total capital share transactions	(0.01)	—	0.02	0.01	0.05	0.15

Net asset value, end of period	$23.44	$19.21	$13.44	$10.98	$10.62	$7.65

Per share market value, end of period	$20.84	$18.55	$12.91	$10.02	$10.30	$6.77

Total Investment Return[3]
Based on Market Value	12.35%	43.69%	28.84%	(2.13)%	52.14%	16.93%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$115,448	$95,000	$76,761	$77,029	$91,480	$100,438
Ratios of expenses to average net assets	2.04%[6]	2.20%	2.08%	1.99%	1.95%	1.78%
Ratios of net investment income to average net assets	(0.74)%[6]	— [5]	0.49%	0.65%	0.60%	0.06%
Portfolio turnover	12.99%	36.44%	40.79%	39.79%	33.10%	41.32%

See page 17 for footnotes.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

[1]	Based on average shares outstanding throughout the period.
[2]	Net of deferred foreign withholding taxes of $0.01, $0.01, $0.03, less than $0.01, $0.03, and less than $0.01 per share for the six months ended April 30, 2007, and for the years ended October 31, 2006, October 31, 2005, October 31, 2004, October 31, 2003, and October 31, 2002, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized. Past performance is not a guarantee of future results.
[4]	Less than $0.01 per share.
[5]	Less than 0.01% per share.
[6]	Annualized.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements

NOTE A: ORGANIZATION

The Asia Tigers Fund, Inc. (the “Fund”) was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at value in the accompanying financial statements. In valuing the Fund’s assets, all securities for which market quotations are readily available are generally valued:

(i)	at the last sale price prior to the time of determination if there was a sale on the date of determination,

(ii)	at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and

(iii)	at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. All other securities and assets are carried at fair value as determined in good faith by, or under the direction of, the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

Repurchase Agreements. The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. Federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

At October 31, 2006, the Fund had no undistributed income and capital gains on a tax basis.

During the year ended October 31, 2006, the Fund reduced accumulated net investment loss by $3,255, accumulated net realized loss by $59,215,891 and paid-in capital by $59,219,146. These reclassifications were the result of permanent tax differences relating to the net operating loss, foreign currency losses, capital gains taxes and the expiration of the Fund’s capital loss carryover for the year ended October 31, 2006. Net assets were not affected by these reclassifications.

At October 31, 2006, the Fund had a net capital loss carryover of $15,214,589 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital loss, $8,437,899 will expire in the year 2009, $3,353,570 will expire in 2010 and $3,423,120 will expire in 2011. To the extent that capital gains are so offset, such gains will not be distributed. During the year ended October 31, 2006, the Fund utilized capital loss carryforwards amounting to $13,376,789 and unutilized capital loss carryforwards of $59,105,234 expired.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, which for the Fund will be November 1, 2007, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of April 30, 2007, the Fund has not completed its evaluation of the impact that will result from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in net assets for a fiscal period.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, and the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year with the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group (“Blackstone”), serves as the Fund’s Investment Manager under the terms of a management agreement dated February 24, 2006 (the “Management Agreement”). Pursuant to the Management Agreement, Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly net assets; and (iii) 0.90% of the Fund’s average weekly net assets in excess of $1,000,000,000. For the six months ended April 30, 2007, the Fund paid a total of $528,969 in management fees to Blackstone Advisors.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended April 30, 2007, the Fund paid $105,794 in administrative fees to Blackstone Advisors. Blackstone Advisors subcontracts certain of these services to PFPC Inc.

The Fund pays each of its Directors who is not a director, officer or employee of the Investment Manager or any affiliate thereof an annual fee of $5,000 plus $1,000 for each in-person Board of Directors meeting and $250 for each telephonic Board of Directors meeting attended. The Chairman of the Board also receives an annual fee of $2,500. In addition, the Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE D: PORTFOLIO ACTIVITY

Purchases and sales of securities other than short-term obligations aggregated $13,604,470 and $14,821,956, respectively, for the six months ended April 30, 2007.

NOTE E: SEMI-ANNUAL REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund makes periodic repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each quarterly offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

Under the Fund’s original policy, the Fund conducted quarterly repurchase offers. This policy was amended at the February 23, 2007, Annual Meeting of Stockholders to provide that the Fund will from that date forward conduct repurchase offers on a semi-annual, rather than on a quarterly, basis.

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

During the six months ended April 30, 2007, the results of the periodic repurchase offer was as follows:

Repurchase
Offer #17
Commencement Date	December 22, 2006

Expiration Date	January 12, 2007

Repurchase Offer Date	January 19, 2007

% of Issued and Outstanding Shares of Common Stock	5%

Shares Validly Tendered	19,251.0000

Final Pro-ration Odd Lot Shares	no proration

Final Pro-ration Non-Odd Lot Shares	no proration

% of Non-Odd Lot Shares Accepted	no proration

Shares Accepted for Tender	19,251

Net Asset Value as of Repurchase Offer Date ($)	21.39

Repurchase Fee per Share ($)	0.4278

Repurchase Offer Price ($)	20.9622
Repurchase Fee ($)	8,236

Expenses ($)	52,440

Total Cost ($)	455,983

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (continued)

During the year ended October 31, 2006, the results of the four quarterly repurchase offers were as follows:

	Repurchase	Repurchase	Repurchase	Repurchase
	Offer #13	Offer #14	Offer #15	Offer #16
Commencement Date	December 22, 2005	March 24, 2006	June 23, 2006	September 22, 2006
Expiration Date	January 13, 2006	April 17, 2006	July 14, 2006	October 13, 2006
Repurchase Offer Date	January 20, 2006	April 21, 2006	July 21, 2006	October 20, 2006
% of Issued and Outstanding Shares of Common Stock	5%	5%	5%	5%
Shares Validly Tendered	285,625.8018	211,376.0000	10,303.0000	334,390.0000
Final Pro-ration Odd Lot Shares	2,389.0000	no proration	no proration	3,047.0000
Final Pro-ration Non-Odd Lot Shares	283,236.8018	no proration	no proration	257,212.0000
% of Non-Odd Lot Shares Accepted	22.49230%	no proration	no proration	77.62700%
Shares Accepted for Tender	285,626	211,376	10,303	260,259
Net Asset Value as of Repurchase Offer Date ($)	15.92	18.63	16.69	18.97
Repurchase Fee per Share ($)	0.3184	0.3726	0.3340	0.3794
Repurchase Offer Price ($)	15.6016	18.2574	16.3540	18.5906
Repurchase Fee ($)	90,943	78,759	3,441	98,742
Expenses ($)	57,055	89,239	42,710	69,083
Total Cost ($)	4,513,262	3,948,415	211,195	4,907,298

THE ASIA TIGERS FUND, INC.

April 30, 2007
(Unaudited)
Notes to Financial Statements (concluded)

NOTE F: CONCENTRATION OF RISKS

At April 30, 2007, substantially all of the Fund’s assets were invested in Asian securities. The Asian securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

NOTE G: OTHER

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

THE ASIA TIGERS FUND, INC.

Results of Annual Meeting of Stockholders
(unaudited)

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 23, 2007. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors and amended the Fund’s repurchase offer policy. The following table provides information concerning the matters voted on at the meeting:

I. Election of Directors

		Votes	Non-Voting	Total Voting and
Nominee	Votes For	Withheld	Shares	Non-Voting Shares

Lawrence K. Becker	3,296,757	159,519	0	3,456,276
Prakash A. Melwani	3,311,650	144,626	0	3,456,276

At April 30, 2007, in addition to Lawrence K. Becker and Prakash A. Melwani, the other directors of the Fund were as follows:

Jeswald W. Salacuse

Leslie H. Gelb

Luis F. Rubio

II. Approval of an Amendment to the Fund’s repurchase offer policy

		Votes	Non-Voting	Total Voting and
Votes For	Votes Against	Abstained	Shares	Non-Voting Shares

2,367,706	170,542	49,838	0	2,588,086

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund’s toll free number at 1-866-800-8933 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2007 will be available, without charge, upon request, by calling the Fund’s toll free number at 1-866-800-8933 and at the Securities and Exchange Commission website at http://www.sec.gov.

[1]	The Fund’s Board of Directors is divided into three classes: Class I, Class II, and Class III. The terms of office of the Class I, Class II, and Class III Directors expire at the Annual Meeting of Stockholders in the year 2008, year 2009 and year 2010, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

THE ASIA TIGERS FUND, INC.

Dividends and Distributions (unaudited)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (concluded)

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 01581.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

December 2005

THE ASIA TIGERS FUND, INC.

Investment Manager:
Blackstone Asia Advisors L.L.C.
an affiliate of The Blackstone Group

Administrator:
Blackstone Asia Advisors L.L.C.

Sub-Administrator:
PFPC Inc.

Transfer Agent:
PFPC Inc.

Custodian:
State Street Corporation

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available without charge, upon request, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Blackstone Asia
Advisors L.L.C.
The Asia Tigers Fund, Inc.
Semi-Annual Report
April 30, 2007
The Asia Tigers Fund, Inc.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

(d) Maximum Number
(or Approximate
			(c) Total Number of	Dollar Value) of
			Shares (or Units)	Shares (or Units)
	(a) Total Number of	(b) Average Price	Purchased as Part of	that May Yet Be
	Shares (or Units)	Paid per Share (or	Publicly Announced Plans	Purchased Under the
Period	Purchased	Unit)	or Programs	Plans or Programs
11/01/06 to 11/30/06	None	None	None	None
12/01/06 to 12/31/06	None	None	None	None
01/01/07 to 01/31/07	19,251.0000	$20.9622	19,251.0000 (1)	None
02/01/07 to 02/28/07	None	None	None	None
03/01/07 to 03/31/07	None	None	None	None
04/01/07 to 04/30/07	None	None	None	None
Total	19,251.0000	—	19,251.0000	None

(1)	These shares were repurchased in connection with the Fund’s regular, periodic repurchase offer announced on December 22, 2006 that expired on January 12, 2007. In connection with this repurchase offer, the Fund offered to repurchase up to 247,246.3382 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund’s net asset value as of January 19, 2007.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date	June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date	June 25, 2007

By (Signature and Title)*	/s/ Joseph Malangoni

Joseph Malangoni, Treasurer
(principal financial officer)

Date	June 25, 2007

* Print the name and title of each signing officer under his or her signature.